Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The future minimum lease payments under the amended lease agreement as December 31, 2013 are as follows:

2014	$1,233,846
2015	1,270,861
2016	1,308,987
2017	1,348,257
2018	1,388,705
Thereafter	2,285,501

Total	$8,836,157